Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTEREST INCOME
Interest and fees on loans		$ 61,271	$ 79,427	$ 96,172
Interest on taxable investment securities		7,268	8,715	6,668
Interest on non-taxable investment securities		851	1,232	1,338
Dividends on restricted equity investments		818	838	904
Total interest income		70,208	90,212	105,082
INTEREST EXPENSE
Interest on deposits		5,337	8,358	11,349
Interest on funds borrowed		2,073	1,753	1,776
Interest on junior subordinated debentures		2,200	2,150	2,188
Total interest expense		9,610	12,261	15,313
Net interest income		60,598	77,951	89,769
(REVERSAL OF) PROVISION FOR LOAN LOSSES		(3,280)	14,803	1,147
Net interest income after (reversal of) provision for loan losses		63,878	63,148	88,622
NON-INTEREST INCOME
Service charges on deposit accounts		6,988	9,782	10,070
Interchange fees		2,115	2,357	2,420
Gain on sale of bank branches		10,553
Net gain (loss) on sale of loans		1,444	(327)
Net gain on sales and calls of investment securities		1,468	50	3,489
Investment products income		2,025	2,447	2,684
BOLI income		2,043	1,896	1,882
Other income		989	1,558	11,136
Total non-interest income		27,625	17,763	31,681
NON-INTEREST EXPENSE
Salaries and employee benefits		37,013	51,814	60,733
Occupancy expense		12,811	16,230	13,519
Equipment expense		8,417	7,287	7,497
Data processing expense		5,018	4,979	4,244
Professional fees		3,230	6,487	18,246
Insurance expense		4,528	5,567	5,966
Advertising expense		1,520	2,062	2,830
Problem loan expense		1,259	2,039	3,407
Other expense		6,290	12,937	13,507
Total non-interest expense		80,086	109,402	129,949
INCOME (LOSS) BEFORE INCOME TAXES		11,417	(28,491)	(9,646)
INCOME TAX EXPENSE		1,197	1,317	297
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS		$ 10,220	$ (29,808)	$ (9,943)
Basic earnings (loss) per common share	[1],[2]	$ 0.55	$ (1.67)	$ (0.58)
Diluted earnings (loss) per common share	[1],[2]	$ 0.55	$ (1.67)	$ (0.58)
Weighted average common shares – basic	[2]	18,648,339	17,830,018	17,283,162
Weighted average common shares – diluted	[2]	18,710,159	17,830,018	17,283,162

[1]	The 2013 period data is retroactively adjusted for the impact of a 1-for-5 reverse stock split on August 11, 2014.
[2]	The 2013 period was retroactively adjusted for the impact of the 1-for-5 reverse stock split completed on August 11, 2014